Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 37,843	$ 20,004
Trade accounts receivable, net of allowance for doubtful accounts of $65 and $77, respectively and estimated allowance for appeals of $1,199 and $484, respectively	23,044	19,398
Deferred income taxes	3,798	5,348
Prepaid expenses and other current assets	2,876	3,292
Debt issuance costs, current portion	1,125	595
Total current assets	68,686	48,637
Property, equipment, and leasehold improvements, net	20,669	14,915
Identifiable intangible assets, net	36,244	36,516
Goodwill	81,572	81,572
Debt issuance costs	3,844
Other assets	730	659
Total assets	211,745	182,299
Current liabilities:
Current maturities of notes payable	11,040	8,134
Accrued salaries and benefits	9,288	7,138
Accounts payable	1,403	60
Other current liabilities	8,252	8,475
Income taxes payable	430	470
Deferred revenue	2,187	2,214
Estimated liability for appeals	4,378	450
Total current liabilities	36,978	26,941
Notes payable, net of current portion	136,729	87,051
Line of credit, drawn		8,198
Deferred compensation		1,761
Deferred income taxes	11,271	14,647
Other liabilities	2,694	1,158
Total liabilities	187,672	139,756
Commitments and contingencies
Redeemable preferred stock
Series A convertible preferred stock, $0.0001 par value. Authorized, 50,000 and 18,000 shares; issued and outstanding, 0 and 5,296 shares at December 31, 2012 and 2011, respectively		58,248
Stockholders' equity (deficit):
Due from stockholders		(2,266)
Common stock, $0.0001 par value. Authorized, 500,000 and 60,000 shares at December 31, 2012 and 2011, respectively; issued and outstanding 45,392 and 37,667 shares at December 31, 2012 and 2011, respectively	4	4
Additional paid-in capital	35,970	19,371
Accumulated deficit	(11,901)	(32,814)
Total stockholders' equity (deficit)	24,073	(15,705)
Total liabilities, redeemable preferred stock, and stockholders' equity (deficit)	$ 211,745	$ 182,299